Segment information	12 Months Ended
Dec. 31, 2023
Segment Information
Segment information

32 Segment information

The Company’s organizational structure is formed by the following segments:

- Brazil: includes: (i) the production and sale of chemicals at the Camaçari Petrochemical Complex in Bahia, the Triunfo Petrochemical Complex in Rio Grande do Sul, the Capuava Petrochemical Complex in the state of São Paulo, and the Duque de Caxias Petrochemical Complex in the state of Rio de Janeiro; (ii) the supply of electricity and other inputs produced in these complexes to second-generation producers located in the petrochemical complexes; (iii) the production and sale of PE, including the production of green PE made from renewable resources, and of PP; and (iv) the production and sale of PVC and caustic soda.

- United States and Europe: operations related to PP production and sale in the United States and Europe, through the subsidiaries Braskem America and Braskem Alemanha, respectively.

- Mexico: comprises the activities related to the PE production and sale in Mexico, through the subsidiary Braskem Idesa.

- Other segments: substantially comprises the activities of Cetrel.

(a) Presentation, measurement and reconciliation of segment results

Information by segment is generated in accounting records, which are reflected in the financial statements. The operating segments are stated based on the results of operations.

The eliminations and reclassifications line are mainly represented by purchases and sales between the Company’s reportable segments.

Corporate Unit comprises items not allocated directly to the reportable segments and are disclosed to reconcile the segments to the financial information.

(b) Results by segment

	2023
				Operating expenses
	Net	Cost of		Selling, general	Results from	Other operating	Profit (loss)
	sales	products	Gross	and distribuition	equity	income	before net financial
	revenue	sold	profit	expenses	investments	(expenses), net	expenses and taxes
Reporting segments
Brazil	49,512	(48,159)	1,353	(1,781)		(1,443)	(1,871)
USA and Europe	17,507	(16,127)	1,380	(802)		309	887
Mexico	4,449	(4,366)	83	(615)		195	(337)
Total	71,468	(68,652)	2,816	(3,198)		(939)	(1,321)

Other	782	(501)	281	137	7	8	433
Corporate unit				(2,033)		458	(1,575)

Braskem consolidated before eliminations and reclassifications	72,250	(69,153)	3,097	(5,094)	7	(473)	(2,463)

Eliminations and reclassifications	(1,681)	1,605	(76)	240		(493)	(329)

Total	70,569	(67,548)	3,021	(4,854)	7	(966)	(2,792)

	2022
				Operating expenses
	Net	Cost of		Selling, general	Results from	Other operating	Profit (loss)
	sales	products	Gross	and distribuition	equity	income	before net financial
	revenue	sold	profit	expenses	investments	(expenses), net	expenses and taxes
Reporting segments
Brazil	69,080	(63,196)	5,884	(1,853)		(1,889)	2,142
USA and Europe	23,421	(19,986)	3,435	(838)		57	2,653
Mexico	5,834	(5,070)	764	(452)		(33)	280
Total	98,335	(88,252)	10,083	(3,143)		(1,865)	5,075

Other	403	(262)	140	83	35	5	263
Corporate unit				(2,197)		19	(2,177)

Braskem consolidated before eliminations and reclassifications	98,738	(88,514)	10,223	(5,257)	35	(1,841)	3,161

Eliminations and reclassifications	(2,219)	3,353	1,135	(27)		4	1,111

Total	96,519	(85,161)	11,358	(5,284)	35	(1,837)	4,272

	2021
				Operating expenses
	Net	Cost of		Selling, general	Results from	Other operating	Profit (loss)
	sales	products	Gross	and distribuition	equity	income	before net financial
	revenue	sold	profit	expenses	investments	(expenses), net	expenses and taxes
Reporting segments
Brazil	69,495	(49,310)	20,185	(1,608)		(2,211)	16,367
USA and Europe	32,404	(23,343)	9,060	(901)		(26)	8,134
Mexico	6,506	(3,414)	3,093	(472)		(15)	2,606
Total	108,405	(76,066)	32,338	(2,981)		(2,251)	27,106

Other	364	(233)	131	77	5	(29)	183
Corporate unit				(1,963)		1,162	(802)

Braskem consolidated before eliminations and reclassifications	108,769	(76,299)	32,469	(4,867)	5	(1,119)	26,488

Eliminations and reclassifications	(3,143)	2,731	(412)	(16)		(16)	(444)

Total	105,625	(73,568)	32,057	(4,883)	5	(1,135)	26,044

(c) Assets by segment

					2023
	Investments	Property, plant and equipment	Intangible assets	Right of use of assets	Other receivables (i)
Reporting segments
Brazil	108	17,279	2,658	2,175	1,651
USA and Europe	57	6,359	131	1,234	141
Mexico		14,357	304	409	297
Unallocated amounts		410	15	2	60
Total	165	38,405	3,108	3,820	2,149

	2022
	Investments	Property, plant and equipment	Intangible assets	Right of use of assets	Other receivables (i)
Reporting segments
Brazil	86	16,868	2,561	2,225	1,755
USA and Europe	63	7,114	159	1,324	118
Mexico		13,443	292	403	290
Unallocated amounts		338	10	1	111
Total	149	37,763	3,022	3,953	2,274
(i)	Refers to the non-current items of recoverable taxes, income taxes, judicial deposits and other assets.